Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Employee compensation and benefits	$ 23,046	$ 17,857
Third party and contractors costs	43,041	36,473
Depreciation	58,175	44,568
Consumables	27,659	25,999
Changes in inventory and other	7,233	1,503
Total Mining costs	$ 159,154	$ 126,400